TAXES ON INCOME (Schedule of Income (Loss) Before Income Taxes) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income (loss) from continuing operations before taxes on income:
Domestic	$ (829)	$ 1,670	$ 1,223
Foreign	641	1,051	1,252
Income (loss) before taxes on income	$ (188)	$ 2,721	$ 2,475